Stock Based Compensation - Other Stock-Based Compensation (Details) - USD ($) $ in Thousands	2 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense recognized			$ 1,237	$ 6,680
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense recognized	$ 2,300	$ 500	945	6,205
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense recognized	400		181	361
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense recognized	$ 700		111	114
Class B common stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense recognized				6,300
Class B common stock | General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense recognized			$ 500	6,000
Class B common stock | Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense recognized				200
Class B common stock | Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense recognized				$ 100